RELATED PARTY TRANSACTIONS AND BALANCES (Details 1)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Related Party Transaction [Line Items]
Purchases from related parties	¥ 0	$ 0	¥ 927,756	¥ 1,660,369
Huanghua Heng Da Xiang Tong Manufacture Ltd [Member]
Related Party Transaction [Line Items]
Purchases from related parties	0	0	338,862	862,782
Xiamen Huangsheng Hitek Computer Network Co. Ltd. [Member]
Related Party Transaction [Line Items]
Purchases from related parties	¥ 0	$ 0	¥ 588,894	¥ 797,587